Lincoln Inflation Plus Fund
Consolidated Schedule of Investments
April 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–1.49%
Canada–0.90%
Agnico Eagle Mines Ltd.	260	$30,572
Alamos Gold, Inc. Class A	1,100	31,372
Pan American Silver Corp.	1,190	29,964
		91,908
United Kingdom–0.30%
Endeavour Mining PLC	1,123	30,425
		30,425
United States–0.29%
Newmont Corp.	570	30,028
		30,028
Total Common Stock (Cost $155,381)		152,361

		Principal Amount°
ΔCORPORATE BOND–2.23%
Peru–2.23%
Cia de Minas Buenaventura SAA 6.80% 2/4/32		230,000	228,277
Total Corporate Bond (Cost $227,513)			228,277
ΔSOVEREIGN BONDS–35.26%
Brazil–10.32%
Brazil Notas do Tesouro Nacional
6.00% 5/15/35	BRL	70,000	51,541
10.00% 1/1/29	BRL	630,000	103,849
10.00% 1/1/31	BRL	2,370,000	370,781
10.00% 1/1/33	BRL	700,000	105,955
10.00% 1/1/35	BRL	2,900,000	425,043
			1,057,169
Egypt–1.23%
^Egypt Treasury Bills 0.00% 9/23/25	EGP	7,100,000	126,158
			126,158
Hungary–2.09%
Hungary Government Bonds
2.25% 4/20/33	HUF	51,000,000	105,080
7.00% 10/24/35	HUF	38,500,000	109,049
			214,129
Indonesia–2.00%
Indonesia Treasury Bonds
6.63% 2/15/34	IDR	1,737,000,000	103,226
7.50% 6/15/35	IDR	1,625,000,000	101,920
			205,146
Malaysia–2.99%
Malaysia Government Bonds
3.83% 7/5/34	MYR	900,000	211,115
3.89% 8/15/29	MYR	400,000	94,625
			305,740
Mexico–8.40%
Mexico Bonos
7.50% 5/26/33	MXN	1,350,000	62,202
7.75% 5/29/31	MXN	740,000	35,625
7.75% 11/23/34	MXN	1,200,000	55,177
7.75% 11/13/42	MXN	7,450,000	311,889
8.00% 11/7/47	MXN	5,760,000	242,581
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Mexico (continued)
Mexico Bonos (continued)
8.50% 11/18/38	MXN	3,300,000	$153,252
			860,726
Poland–4.22%
Republic of Poland Government Bonds 5.00% 10/25/34	PLN	1,660,000	432,474
			432,474
Republic of Korea–1.99%
Korea Treasury Bonds 3.00% 12/10/34	KRW	280,000,000	203,972
			203,972
South Africa–2.02%
Republic of South Africa Government Bonds
8.25% 3/31/32	ZAR	2,110,000	105,240
8.88% 2/28/35	ZAR	2,100,000	101,240
			206,480
Total Sovereign Bonds (Cost $3,479,157)			3,611,994
SUPRANATIONAL BANKS–7.94%
Asian Infrastructure Investment Bank
6.00% 12/8/31		20,500,000	233,355
6.90% 10/23/34		16,700,000	200,128
European Bank for Reconstruction & Development
6.50% 10/3/36		20,500,000	240,345
7.05% 8/10/33		11,500,000	138,955
Total Supranational Banks (Cost $815,807)			812,783
U.S. TREASURY OBLIGATIONS–6.54%
U.S. Treasury Bonds
4.50% 11/15/54		210,000	203,273
4.63% 2/15/55		472,000	467,059
Total U.S. Treasury Obligations (Cost $666,079)			670,332

	Number of Shares
EXCHANGE-TRADED FUNDS–11.88%
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	36,700	746,845
SPDR Gold MiniShares Trust	7,200	469,872
Total Exchange-Traded Funds (Cost $1,175,543)		1,216,717
MONEY MARKET FUND–0.02%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.29%)	1,869	1,869
Total Money Market Fund (Cost $1,869)		1,869

Lincoln Inflation Plus Fund–1

Lincoln Inflation Plus Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS–36.96%
U.S. TREASURY OBLIGATIONS–36.96%
≠U.S. Treasury Bills
4.29% 6/20/25	800,000	$795,344
4.29% 6/20/25	300,000	298,254
4.30% 6/26/25	500,000	496,734
4.31% 5/15/25	300,000	299,509
4.31% 5/29/25	150,000	149,507
4.31% 7/3/25	750,000	744,494
4.31% 7/3/25	510,000	506,256
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
U.S. TREASURY OBLIGATIONS (continued)
≠U.S. Treasury Bills (continued)
4.31% 7/3/25	500,000	$496,329
		3,786,427
Total Short-Term Investments (Cost $3,786,381)		3,786,427

TOTAL INVESTMENTS–102.32% (Cost $10,307,730)	10,480,760
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.32%)	(237,347)
NET ASSETS APPLICABLE TO 1,025,030 SHARES OUTSTANDING–100.00%	$10,243,413

ΔSecurities have been classified by country of origin.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
^Zero coupon security.
≠The rate shown is the effective yield at the time of purchase.

The following foreign currency exchange contracts and futures contracts were outstanding at April 30, 2025:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	BRL	(1,184,000)	USD	204,872	5/5/25	$—	$(3,506)
BCLY	BRL	610,000	USD	(104,955)	5/5/25	2,402	—
BCLY	BRL	1,184,000	USD	(209,158)	5/5/25	—	(779)
BCLY	BRL	(610,000)	USD	107,759	5/5/25	401	—
BCLY	CAD	(42,000)	USD	30,410	7/28/25	—	(192)
BCLY	EGP	(17,075,000)	USD	312,729	7/9/25	—	(12,215)
BCLY	EUR	290,000	USD	(307,163)	6/6/25	22,113	—
BCLY	EUR	95,000	USD	(104,416)	6/20/25	3,553	—
BCLY	EUR	179,000	USD	(204,839)	7/15/25	—	(1,079)
BCLY	IDR	(8,187,887,000)	USD	499,695	5/19/25	5,376	—
BCLY	IDR	1,697,730,000	USD	(103,590)	5/19/25	—	(1,094)
BCLY	IDR	(1,720,555,000)	USD	104,393	6/13/25	618	—
BCLY	INR	(17,780,000)	USD	206,374	7/21/25	—	(2,535)
BCLY	KRW	(280,000,000)	USD	193,637	5/7/25	—	(3,020)
BCLY	KRW	280,000,000	USD	(196,229)	5/7/25	427	—
BCLY	KRW	(274,560,000)	USD	189,365	7/7/25	—	(4,203)
BCLY	KRW	274,560,000	USD	(193,811)	7/7/25	—	(244)
BCLY	MYR	454,000	USD	(101,396)	7/7/25	4,123	—
BCLY	TRY	(8,255,000)	USD	200,097	6/12/25	—	(3,779)
BNP	BRL	574,000	USD	(100,101)	5/5/25	921	—
BNP	BRL	(574,000)	USD	101,399	5/5/25	378	—
BNP	GBP	(120,100)	USD	153,316	7/8/25	—	(6,785)
BNP	HUF	39,920,000	USD	(105,302)	5/21/25	6,395	—
BNP	IDR	1,957,182,000	USD	(115,328)	5/19/25	2,831	—
BNP	IDR	1,374,884,000	USD	(80,886)	6/13/25	2,040	—
BNP	INR	(17,515,000)	USD	199,581	5/5/25	—	(7,455)
BNP	INR	17,515,000	USD	(205,929)	5/5/25	1,106	—
BNP	INR	17,650,000	USD	(208,063)	6/10/25	—	(98)
BNP	INR	(24,095,000)	USD	280,080	7/2/25	—	(3,356)
BNP	PLN	(1,015,000)	USD	258,459	7/9/25	—	(9,590)
GSI	BRL	(1,215,000)	USD	205,572	6/3/25	—	(6,692)
GSI	EGP	10,410,000	USD	(196,489)	7/9/25	1,617	—
GSI	EUR	190,000	USD	(204,225)	6/6/25	11,507	—
GSI	GBP	6,000	USD	(7,813)	6/12/25	184	—
GSI	GBP	120,100	USD	(156,396)	7/8/25	3,704	—
Lincoln Inflation Plus Fund–2

Lincoln Inflation Plus Fund
Consolidated Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
GSI	IDR	3,350,690,000	USD	(204,410)	5/19/25	$—	$(2,122)
GSI	IDR	1,182,285,000	USD	(70,760)	5/19/25	618	—
GSI	IDR	345,670,000	USD	(20,332)	6/13/25	517	—
GSI	INR	17,515,000	USD	(202,753)	5/5/25	4,283	—
GSI	INR	(17,515,000)	USD	205,929	5/5/25	—	(1,107)
GSI	INR	(26,930,000)	USD	307,596	6/10/25	—	(9,713)
GSI	KRW	147,793,000	USD	(102,213)	5/7/25	1,589	—
GSI	KRW	(147,793,000)	USD	103,576	5/7/25	—	(226)
GSI	MYR	(1,785,000)	USD	399,706	7/7/25	—	(15,164)
GSI	MYR	675,000	USD	(153,724)	7/7/25	3,160	—
GSI	MYR	656,000	USD	(152,867)	7/7/25	—	(400)
GSI	ZAR	(1,925,000)	USD	102,923	5/21/25	—	(390)
HSBC	HUF	(38,278,000)	USD	102,784	7/8/25	—	(4,050)
HSBC	PLN	(397,000)	USD	102,287	7/2/25	—	(2,569)
HSBC	TRY	8,255,000	USD	(209,266)	6/12/25	—	(5,390)
IBC	HUF	38,278,000	USD	(102,909)	7/8/25	3,925	—
IBC	PLN	410,000	USD	(105,095)	5/21/25	3,305	—
IBC	ZAR	(3,039,000)	USD	162,765	5/14/25	—	(428)
IBC	ZAR	1,549,000	USD	(85,281)	5/14/25	—	(2,100)
IBC	ZAR	1,584,000	USD	(84,687)	5/21/25	324	—
LYD	GBP	(6,000)	USD	7,753	6/12/25	—	(244)
LYD	GBP	157,000	USD	(205,123)	7/15/25	4,173	—
LYD	ZAR	1,490,000	USD	(81,166)	5/14/25	—	(1,154)
MSC	BRL	605,000	USD	(104,357)	6/3/25	1,338	—
MSC	JPY	22,409,400	USD	(156,188)	7/8/25	1,771	—
MSC	KRW	132,207,000	USD	(91,739)	5/7/25	1,116	—
MSC	KRW	(132,207,000)	USD	92,653	5/7/25	—	(202)
MSC	ZAR	341,000	USD	(18,762)	5/21/25	—	(461)
MSC	ZAR	3,925,000	USD	(206,261)	7/16/25	3,454	—
RBC	HUF	(39,920,000)	USD	103,049	5/21/25	—	(8,648)
RBC	PLN	(410,000)	USD	102,108	5/21/25	—	(6,291)
Total Foreign Currency Exchange Contracts						$99,269	$(127,281)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Commodity Contracts:
15	1000-oz. Silver	$492,420	$469,438	7/29/25	$22,982	$—
3	Coffee 'C'	450,844	436,376	7/21/25	14,468	—
1	Copper	228,549	243,284	5/19/25	—	(14,735)
(1)	Copper	(228,549)	(248,635)	5/19/25	20,086	—
13	E-Micro Gold	431,483	400,196	6/26/25	31,287	—
3	Primary Aluminum	179,039	200,484	5/19/25	—	(21,445)
(3)	Primary Aluminum	(179,039)	(193,466)	5/19/25	14,427	—
7	Soybean Oil	205,674	202,967	7/14/25	2,707	—
Total Futures Contracts					$105,957	$(36,180)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of from the date the contracts were opened through April 30, 2025.

Summary of Abbreviations:
BCLY–Barclays Bank
BNP–BNP Paribas
BRL–Brazilian Real
CAD–Canadian Dollar
EGP–Egyptian Pound
ETF–Exchange-Traded Fund
EUR–Euro
GBP–British Pound Sterling
Lincoln Inflation Plus Fund–3

Lincoln Inflation Plus Fund
Consolidated Schedule of Investments (continued)
Summary of Abbreviations: (continued)
GSI–Goldman Sachs International
HSBC–Hong Kong and Shanghai Banking Corporation
HUF–Hungarian Forint
IBC–Imperial Bank of Canada
IDR–Indonesia Rupiah
INR–Indian Rupee
JPY–Japanese Yen
KRW–South Korean Won
LYD–Lloyds Bank Corporate Markets PLC
MSC–Morgan Stanley & Co.
MXN–Mexican Peso
MYR–Malaysian Ringgit
PLN–Polish Zloty
RBC–Royal Bank of Canada
SPDR–Standard & Poor’s Depositary Receipt
TRY–Turkish New Lira
USD–United States Dollar
ZAR–South African Rand
Lincoln Inflation Plus Fund–4